Software	12 Months Ended
Dec. 31, 2015
Research and Development [Abstract]
Software
Software, net
Software, net consisted of the following:

	As of December 31,
	2015	2014
Software	$854.2	$812.1
Accumulated amortization	(368.3)	(219.4)
Software, net	$485.9	$592.7

During the fourth quarter of 2014, we recorded $308.3 million of software associated with our acquisition of Bally. In the years ended December 31, 2015 and 2014, we capitalized $28.0 million and $47.9 million, respectively, of software systems development costs. The total amount charged to amortization expense for amortization of software costs was $174.4 million, $95.7 million and $39.6 million for the years ended December 31, 2015, 2014 and 2013, respectively.
During the year ended December 31, 2014, we recorded accelerated amortization expense of $3.8 million related to software in our Gaming business for a product we are discontinuing. During the year ended December 31, 2013, we recorded accelerated amortization expense of $8.0 million related to the write-down of certain development costs including $4.6 million related to software for a line of gaming machines we discontinued as a result of our reorganization plans and $3.4 million related to software in our Gaming business for a product we discontinued.